Basis of preparation (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Basis Of Preparation
Basis of Consolidation

2.2 Basis of Consolidation

The financial statements are presented in United States Dollars (“US$”), which is the Group’s functional currency. All financial information presented in United States Dollars has been rounded to the nearest dollar, unless otherwise indicated.

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at June 30, 2024 and 2023. A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by the Company. Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee (i.e., existing rights that give the Company the current ability to direct the relevant activities of the investee).

When the Company has, directly or indirectly, less than a majority of the voting or similar rights of an investee, the Company considers all relevant facts and circumstances in assessing whether it has power over an investee, including:-

●	Power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee);
●	Exposure, or rights, to variable returns from its involvement with the investee; and
●	The ability to use its power over the investee to affect its returns.

The financial statements of subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The results of subsidiaries are consolidated from the date on which the Company obtains control, and continue to be consolidated until the date that such control ceases.

Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Company has less than a majority of the voting or similar rights of an investee, the Company considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

●	The contractual arrangement(s) with the other vote holders of the investee;
●	Rights arising from other contractual arrangements;
●	The Company’s voting rights and potential voting rights.

The Company assesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Assets, liabilities, income, and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Company gains control until the date the Company ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income (“OCI”) are attributed to the equity holders of the parent of the Company and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Company loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Periods ended June 30, 2024 and 2023

2.	Significant accounting policies (continued)

2.2 Basis of Consolidation

The financial statements are presented in United States Dollars (“US$”), which is the Group’s functional currency. All financial information presented in United States Dollars has been rounded to the nearest dollar, unless otherwise indicated.

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at December 31, 2023 and 2022. A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by the Company. Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee (i.e., existing rights that give the Company the current ability to direct the relevant activities of the investee).

When the Company has, directly or indirectly, less than a majority of the voting or similar rights of an investee, the Company considers all relevant facts and circumstances in assessing whether it has power over an investee, including:-

●	Power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee);
●	Exposure, or rights, to variable returns from its involvement with the investee; and
●	The ability to use its power over the investee to affect its returns.

The financial statements of subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The results of subsidiaries are consolidated from the date on which the Company obtains control, and continue to be consolidated until the date that such control ceases.

Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Company has less than a majority of the voting or similar rights of an investee, the Company considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

●	The contractual arrangement(s) with the other vote holders of the investee;
●	Rights arising from other contractual arrangements;
●	The Company’s voting rights and potential voting rights.

The Company assesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Assets, liabilities, income, and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Company gains control until the date the Company ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income (“OCI”) are attributed to the equity holders of the parent of the Company and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Company loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2023 and 2022

2. Significant accounting policies (continued)

Revenue recognition

2.3 Revenue recognition

Revenue is measured based on the consideration to which the Group expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties.

Revenue is recognized when the Group satisfies a performance obligation by transferring a promised good or service to the customer, which is when the customer obtains control of the goods or services. A performance obligation may be satisfied at a point in time or over time. The amount of revenue recognized is the amount allocated to the satisfied performance obligation.

Revenue from contracts with customers

(a)	Rendering of services

Revenue from rendering of services is recognized when the entity satisfies the performance obligation at a point in time, generally when the significant acts have been completed and when transfer of control occurs, or for services that are not significant, transactions revenue is recognized as the services are provided. The Group’s primary service consists of collecting and disposing of industrial wastes for its customers.

(b)	Sale of goods

Revenue from sale of goods is recognized at a point in time when the performance obligation is satisfied by transferring a promised good to the customer. Control of the goods is transferred to the customer, generally on delivery of the goods (in this respect, incoterms are considered).

Other revenue

Interest income

Interest income is recognized using the effective interest method. The effective interest rate is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset, or where appropriate, a shorter period.

Contract assets

The contract assets are for the Group’s rights to consideration for work completed but not billed at the reporting date on its contracts; costs incurred to obtain or fulfil a contract with a customer; and any impairment losses recognized in the reporting year. The contract assets are transferred to the receivables when the right to payment becomes unconditional.

2.3 Revenue recognition

Revenue is measured based on the consideration to which the Group expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties.

Revenue is recognized when the Group satisfies a performance obligation by transferring a promised good or service to the customer, which is when the customer obtains control of the goods or services. A performance obligation may be satisfied at a point in time or over time. The amount of revenue recognized is the amount allocated to the satisfied performance obligation.

Revenue from contracts with customers

(a)	Rendering of services

Revenue from rendering of services is recognized when the entity satisfies the performance obligation at a point in time, generally when the significant acts have been completed and when transfer of control occurs, or for services that are not significant, transactions revenue is recognized as the services are provided. The Group’s primary service consists of collecting and disposing of industrial wastes for its customers.

(b)	Sale of goods

Revenue from sale of goods is recognized at a point in time when the performance obligation is satisfied by transferring a promised good to the customer. Control of the goods is transferred to the customer, generally on delivery of the goods (in this respect, incoterms are considered).

Other revenue

Interest income

Interest income is recognized using the effective interest method. The effective interest rate is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset, or where appropriate, a shorter period.

Contract assets

The contract assets are for the Group’s rights to consideration for work completed but not billed at the reporting date on its contracts; costs incurred to obtain or fulfil a contract with a customer; and any impairment losses recognized in the reporting year. The contract assets are transferred to receivables when the right to payment becomes unconditional.

Government grants

2.4 Government grants

Grants from the government are recognized as a receivable at their fair value when there is reasonable assurance that the grant will be received and the Group will comply with all the attached conditions.

Government grants receivable are recognized as income over the periods necessary to match them with the related costs which they are intended to compensate, on a systematic basis. Government grants relating to expenses are shown separately as other income.

Government grants relating to non-monetary assets are deducted against the carrying amount of the non-monetary assets.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Periods ended June 30, 2024 and 2023

2.	Significant accounting policies (continued)

2.4 Government grants

Grants from the government are recognized as a receivable at their fair value when there is reasonable assurance that the grant will be received and the Group will comply with all the attached conditions.

Government grants receivable are recognized as income over the periods necessary to match them with the related costs which they are intended to compensate, on a systematic basis. Government grants relating to expenses are shown separately as other income.

Government grants relating to non-monetary assets are deducted against the carrying amount of the non-monetary assets.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2023 and 2022

2. Significant accounting policies (continued)

Property, plant and equipment

2.5 Property, plant and equipment

(a)	Measurement

(i)	Property, plant and equipment

Property, plant and equipment other than leasehold land and buildings are initially recognized at cost and subsequently carried at cost less accumulated depreciation and accumulated impairment losses.

Leasehold land and buildings are measured at fair value less accumulated depreciation and impairment losses recognized after the date of the revaluation. Valuations are performed frequently to ensure that the fair value of a revalued asset does not differ materially from its carrying amount. Any revaluation surplus is credited to the property revaluation reserve in equity, except to the extent that it reverses a revaluation decrease of the same asset previously recognized in the Statement of Profit or Loss and Other Comprehensive Income, in which case the increase is recognized in the statement of profit or loss.

A revaluation deficit is recognized in the statement of profit or loss, except to the extent that it offsets an existing surplus on the same asset recognized in the asset revaluation reserve.

An annual transfer from the property revaluation reserve to accumulated losses is made for the difference between depreciation based on the revalued carrying amount of the assets and depreciation based on the assets original cost. Upon disposal, any revaluation reserve relating to that particular asset being sold is transferred to retained profits.

(ii)	Components of costs

The cost of an item of property, plant and equipment initially recognized includes its purchase price and any cost that is directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management.

(b)	Depreciation

Depreciation is calculated using the straight-line method to allocate depreciable amounts over the estimated useful lives as follows:

Useful lives
Leasehold land and buildings	Over the lease term period ranging from 2 to 30 years
Plant and equipment	3 to 5 years
Machineries	2 to 10 years
Renovation	5 years
Motor vehicles	10 years
Furniture and fittings	5 years

The residual values, estimated useful lives and depreciation method of property, plant and equipment are reviewed, and adjusted as appropriate, at each reporting date. The effects of any revision are recognized in profit or loss when the changes arise.

Fully depreciated property, plant and equipment are retained in the financial statements until they are no longer in use.

(c)	Subsequent expenditure

Subsequent expenditure relating to property, plant and equipment that has already been recognized is added to the carrying amount of the asset only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. All other repair and maintenance expenses are recognized in profit or loss when incurred.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Periods ended June 30, 2024 and 2023

2.	Significant accounting policies (continued)

2.5	Property, plant and equipment (continued)

(d)	Disposal

On disposal of an item of property, plant and equipment, the difference between the disposal proceeds and its carrying amount is recognized in profit or loss.

2.5 Property, plant and equipment

(a)	Measurement

(i)	Property, plant and equipment

Property, plant and equipment other than leasehold land and buildings are initially recognized at cost and subsequently carried at cost less accumulated depreciation and accumulated impairment losses.

Leasehold land and buildings are measured at fair value less accumulated depreciation and impairment losses recognized after the date of the revaluation. Valuations are performed frequently to ensure that the fair value of a revalued asset does not differ materially from its carrying amount. Any revaluation surplus is credited to the property revaluation reserve in equity, except to the extent that it reverses a revaluation decrease of the same asset previously recognized in the Statement of Profit or Loss and Other Comprehensive Income, in which case the increase is recognized in the statement of profit or loss.

A revaluation deficit is recognized in the statement of profit or loss, except to the extent that it offsets an existing surplus on the same asset recognized in the asset revaluation reserve.

An annual transfer from the property revaluation reserve to accumulated losses is made for the difference between depreciation based on the revalued carrying amount of the assets and depreciation based on the assets original cost. Upon disposal, any revaluation reserve relating to that particular asset being sold is transferred to retained profits.

(ii)	Components of costs

The cost of an item of property, plant and equipment initially recognized includes its purchase price and any cost that is directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management.

(b)	Depreciation

Depreciation is calculated using the straight-line method to allocate depreciable amounts over the estimated useful lives as follows:

Useful lives
Leasehold land and buildings	Over the lease term period ranging from 2 to 30 years
Plant and equipment	3 to 5 years
Machineries	2 to 10 years
Renovation	5 years
Motor vehicles	10 years
Furniture and fittings	5 years

The residual values, estimated useful lives and depreciation method of property, plant and equipment are reviewed, and adjusted as appropriate, at each reporting date. The effects of any revision are recognized in profit or loss when the changes arise.

Fully depreciated property, plant and equipment are retained in the financial statements until they are no longer in use.

(c)	Subsequent expenditure

Subsequent expenditure relating to property, plant and equipment that has already been recognized is added to the carrying amount of the asset only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. All other repair and maintenance expenses are recognized in profit or loss when incurred.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2023 and 2022

2. Significant accounting policies (continued)

2.5 Property, plant and equipment (continued)

(d)	Disposal

On disposal of an item of property, plant and equipment, the difference between the disposal proceeds and its carrying amount is recognized in profit or loss.

Intangible assets

2.6 Intangible assets

Intangible assets acquired separately are measured initially at cost. Following initial acquisition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. Internally generated intangible assets, excluding capitalized development costs, are not capitalized and expenditure is reflected in profit or loss in the year in which the expenditure is incurred.

Intangible assets with finite useful lives are amortized over the estimated useful lives and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method are reviewed at least at each financial year-end. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates.

Amortization is calculated using the straight-line method to allocate depreciable amounts over the estimated useful lives of the assets. The estimated useful lives are as follows:

Useful lives
Software	3 years

2.6 Intangible assets

Intangible assets acquired separately are measured initially at cost. Following initial acquisition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. Internally generated intangible assets, excluding capitalized development costs, are not capitalized and expenditure is reflected in profit or loss in the year in which the expenditure is incurred.

Intangible assets with finite useful lives are amortized over the estimated useful lives and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method are reviewed at least at each financial year-end. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates.

Amortization is calculated using the straight-line method to allocate depreciable amounts over the estimated useful lives of the assets. The estimated useful lives are as follows:

Useful lives
Software	3 years

Borrowing costs	2.7 Borrowing costs Borrowing costs are recognized in profit or loss using the effective interest method.	2.7 Borrowing costs Borrowing costs are recognized in profit or loss using the effective interest method.
Impairment of non-financial assets

2.8 Impairment of non-financial assets

Intangible assets, property, plant and equipment and right-of-use assets are tested for impairment whenever there is any objective evidence or indication that these assets may be impaired or when annual impairment testing for an asset is required.

For the purpose of impairment testing, the recoverable amount (i.e. the higher of the fair value less cost to sell and the value-in-use) is determined on an individual asset basis unless the asset does not generate cash inflows that are largely independent of those from other assets. If this is the case, the recoverable amount is determined for the cash-generating units (“CGU”) to which the asset belongs.

If the recoverable amount of the asset (or CGU) is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount.

The difference between the carrying amount and recoverable amount is recognized as an impairment loss in profit or loss.

An impairment loss for an asset is reversed if, and only if, there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. The carrying amount of this asset is increased to its revised recoverable amount, provided that this amount does not exceed the carrying amount that would have been determined (net of accumulated depreciation) had no impairment loss been recognized for the asset in prior years.

A reversal of impairment loss for an asset is credited to profit or loss in the period in which it arises.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Periods ended June 30, 2024 and 2023

2.	Significant accounting policies (continued)

2.8 Impairment of non-financial assets

Intangible assets, property, plant and equipment and right-of-use assets are tested for impairment whenever there is any objective evidence or indication that these assets may be impaired or when annual impairment testing for an asset is required.

For the purpose of impairment testing, the recoverable amount (i.e. the higher of the fair value less cost to sell and the value-in-use) is determined on an individual asset basis unless the asset does not generate cash inflows that are largely independent of those from other assets. If this is the case, the recoverable amount is determined for the cash-generating units (“CGU”) to which the asset belongs.

If the recoverable amount of the asset (or CGU) is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount.

The difference between the carrying amount and recoverable amount is recognized as an impairment loss in profit or loss.

An impairment loss for an asset is reversed if, and only if, there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. The carrying amount of this asset is increased to its revised recoverable amount, provided that this amount does not exceed the carrying amount that would have been determined (net of accumulated depreciation) had no impairment loss been recognized for the asset in prior years.

A reversal of impairment loss for an asset is credited to profit or loss in the period in which it arises.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2023 and 2022

2. Significant accounting policies (continued)

Financial assets

2.9 Financial assets

(a)	Classification and measurement

The Group classifies its financial assets at amortized cost.

The classification of debt instruments depends on the Group’s business model for managing the financial assets as well as the contractual terms of the cash flows of the financial assets.

Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

The Group reclassifies debt instruments when and only when its business model for managing those assets changes.

At initial recognition

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of the financial assets not a fair value through profit or loss, transactions costs that are directly attributable to the acquisition of the financial asset.

At subsequent measurement

Debt instruments are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. A gain or loss on a debt instrument that is subsequently measured at amortized cost and is not part of a hedging relationship is recognized in profit or loss when the asset is derecognized or impaired. Interest income from these financial assets is included in interest income using the effective interest rate method.

(b)	Impairment of financial assets

The Group recognizes a loss allowance for expected credit loss (“ECL”) on financial assets which are subject to impairment under IFRS 9 (including trade and other receivables). The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition.

Lifetime ECL represents the ECL that will result from all possible default events over the expected life of the relevant instrument. In contrast, 12-month ECL (“12m ECL”) represents the portion of lifetime ECL that is expected to result from default events that are possible within 12 months after the reporting date. Assessments are done based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current conditions at the reporting date as well as the forecast of future conditions.

The Group always recognizes lifetime ECL for trade and other receivables. The ECL on these assets are assessed individually for debtors with significant balances and/or collectively using a provision matrix with appropriate groupings.

For all other instruments, the Group measures the loss allowance as equal to 12m ECL, unless there has been a significant increase in credit risk since initial recognition for which the Group recognizes lifetime ECL. The assessment of whether lifetime ECL should be recognized is based on significant increases in the likelihood or risk of a default occurring since initial recognition.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Periods ended June 30, 2024 and 2023

2.	Significant accounting policies (continued)

2.9	Financial assets (continued)

(b)	Impairment of financial assets (continued)

(i)	Significant increase in credit risk

In assessing whether the credit risk has increased significantly since initial recognition, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition. In making this assessment, the Group considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort.

In particular, the following information is taken into account when assessing whether credit risk has increased significantly:

●	An actual or expected significant deterioration in the financial instrument’s external (if available) or internal credit rating;
●	Significant deterioration in external market indicators of credit risk, e.g. a significant increase in the credit spread, or the credit default swap prices for the debtor;
●	Existing or forecast adverse changes in business, financial or economic conditions that are expected to cause a significant decrease in the debtor’s ability to meet its debt obligations;
●	An actual or expected significant deterioration in the operating results of the debtor;
●	An actual or expected significant adverse change in the regulatory, economic, or technological environment of the debtor that results in a significant decrease in the debtor’s ability to meet its debt obligations.

Irrespective of the outcome of the above assessment, the Group presumes that the credit risk has increased significantly since initial recognition when contractual payments are more than 30 days past due, unless the Group has reasonable and supportable information that demonstrates otherwise.

The Group regularly monitors the effectiveness of the criteria used to identify whether there has been a significant increase in credit risk and revises them as appropriate to ensure that the criteria are capable of identifying significant increase in credit risk before the amount becomes past due.

(ii)	Definition of default

For internal credit risk management, the Group considers an event of default occurs when information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Group, in full (without taking into account any collateral held by the Group).

Irrespective of the above, the Group considers that default has occurred when a financial asset is more than 90 days past due unless the Group has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate.

(iii)	Credit-impaired financial assets

A financial asset is credit-impaired when one or more events of default that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired includes observable data about the following events:

(a)	Significant financial difficulty of the issuer or the borrower;
(b)	A breach of contract, such as a default or past due event;
(c)	The lender(s) of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession that the lender(s) would not otherwise consider.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Periods ended June 30, 2024 and 2023

2.	Significant accounting policies (continued)

2.9	Financial assets (continued)

(b)	Impairment of financial assets (continued)

(iii)	Credit-impaired financial assets (continued)

(d)	It is becoming probable that the borrower will enter bankruptcy or other financial reorganization; or

(e)	The disappearance of an active market for that financial asset because of financial difficulties.

(iv)	Write-off policy

The Group writes off a financial asset when there is information indicating that the counterparty is in severe financial difficulty and there is no realistic prospect of recovery, for example, when the counterparty has been placed under liquidation or has entered into bankruptcy proceedings, or in the case of trade receivables, when the amounts are over one year past due, whichever occurs sooner. Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. A write-off constitutes a derecognition event. Any subsequent recoveries are recognized in profit or loss.

(v)	Measurement and recognition of ECL

The measurement of ECL is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure to default. The assessment of the probability of default and loss given default is based on historical data adjusted by forward-looking information. Estimation of ECL reflects an unbiased and probability-weighted amount that is determined with the respective risks of default representing the weights.

Generally, the ECL is the difference between all contractual cash flows that are due to the Group in accordance with the contract and the cash flows that the Group expects to receive, discounted at the effective interest rate determined at initial recognition.

Where ECL is measured on a collective basis or for cases where evidence at the individual instrument level may not yet be available, the financial instruments are grouped on the following basis:

●	Nature of financial instruments;
●	Past-due status;
●	Nature, size and industry of debtors; and
●	External credit ratings where available.

The groups are regularly reviewed by management to ensure the constituents of each group continue to share similar credit risk characteristics.

Interest income is calculated based on the gross carrying amount of the financial asset unless the financial asset is credit impaired, in which case interest income is calculated based on amortized cost of the financial asset.

(c)	Recognition and derecognition

Regular way purchases and sales of financial assets are recognized on the trade date – the date on which the Group commits to purchase or sell the asset.

Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all risks and rewards of ownership.

On disposal of a debt instrument, the difference between the carrying amount and the sale proceeds is recognized in profit or loss. Any amount previously recognized in other comprehensive income relating to that asset is reclassified to profit or loss.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Periods ended June 30, 2024 and 2023

2.	Significant accounting policies (continued)

2.9 Financial assets

(a)	Classification and measurement

The Group classifies its financial assets at amortized cost.

The classification of debt instruments depends on the Group’s business model for managing the financial assets as well as the contractual terms of the cash flows of the financial assets.

Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

The Group reclassifies debt instruments when and only when its business model for managing those assets changes.

At initial recognition

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of the financial assets not a fair value through profit or loss, transactions costs that are directly attributable to the acquisition of the financial asset.

At subsequent measurement

Debt instruments are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. A gain or loss on a debt instrument that is subsequently measured at amortized cost and is not part of a hedging relationship is recognized in profit or loss when the asset is derecognized or impaired. Interest income from these financial assets is included in interest income using the effective interest rate method.

(b)	Impairment of financial assets

The Group recognizes a loss allowance for expected credit loss (“ECL”) on financial assets which are subject to impairment under IFRS 9 (including trade and other receivables). The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition.

Lifetime ECL represents the ECL that will result from all possible default events over the expected life of the relevant instrument. In contrast, 12-month ECL (“12m ECL”) represents the portion of lifetime ECL that is expected to result from default events that are possible within 12 months after the reporting date. Assessments are done based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current conditions at the reporting date as well as the forecast of future conditions.

The Group always recognizes lifetime ECL for trade and other receivables. The ECL on these assets are assessed individually for debtors with significant balances and/or collectively using a provision matrix with appropriate groupings.

For all other instruments, the Group measures the loss allowance as equal to 12m ECL, unless there has been a significant increase in credit risk since initial recognition for which the Group recognizes lifetime ECL. The assessment of whether lifetime ECL should be recognized is based on significant increases in the likelihood or risk of a default occurring since initial recognition.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2023 and 2022

2. Significant accounting policies (continued)

2.9 Financial assets (continued)

(b)	Impairment of financial assets (continued)

(i) Significant increase in credit risk

In assessing whether the credit risk has increased significantly since initial recognition, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition. In making this assessment, the Group considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort.

In particular, the following information is taken into account when assessing whether credit risk has increased significantly:

●	An actual or expected significant deterioration in the financial instrument’s external (if available) or internal credit rating;
●	Significant deterioration in external market indicators of credit risk, e.g. a significant increase in the credit spread, or the credit default swap prices for the debtor;
●	Existing or forecast adverse changes in business, financial or economic conditions that are expected to cause a significant decrease in the debtor’s ability to meet its debt obligations;
●	An actual or expected significant deterioration in the operating results of the debtor;
●	An actual or expected significant adverse change in the regulatory, economic, or technological environment of the debtor that results in a significant decrease in the debtor’s ability to meet its debt obligations.

Irrespective of the outcome of the above assessment, the Group presumes that the credit risk has increased significantly since initial recognition when contractual payments are more than 30 days past due, unless the Group has reasonable and supportable information that demonstrates otherwise.

The Group regularly monitors the effectiveness of the criteria used to identify whether there has been a significant increase in credit risk and revises them as appropriate to ensure that the criteria are capable of identifying significant increase in credit risk before the amount becomes past due.

(ii) Definition of default

For internal credit risk management, the Group considers an event of default occurs when information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Group, in full (without taking into account any collateral held by the Group).

Irrespective of the above, the Group considers that default has occurred when a financial asset is more than 90 days past due unless the Group has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate.

(iii) Credit-impaired financial assets

A financial asset is credit-impaired when one or more events of default that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired includes observable data about the following events:

(a)	Significant financial difficulty of the issuer or the borrower;
(b)	A breach of contract, such as a default or past due event;
(c)	The lender(s) of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession that the lender(s) would not otherwise consider.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2023 and 2022

2. Significant accounting policies (continued)

2.9 Financial assets (continued)

(b)	Impairment of financial assets (continued)

(iii) Credit-impaired financial assets (continued)

(d)	It is becoming probable that the borrower will enter bankruptcy or other financial reorganization; or
(e)	The disappearance of an active market for that financial asset because of financial difficulties.

(iv) Write-off policy

The Group writes off a financial asset when there is information indicating that the counterparty is in severe financial difficulty and there is no realistic prospect of recovery, for example, when the counterparty has been placed under liquidation or has entered into bankruptcy proceedings, or in the case of trade receivables, when the amounts are over one year past due, whichever occurs sooner. Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. A write-off constitutes a derecognition event. Any subsequent recoveries are recognized in profit or loss.

(v) Measurement and recognition of ECL

The measurement of ECL is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure to default. The assessment of the probability of default and loss given default is based on historical data adjusted by forward-looking information. Estimation of ECL reflects an unbiased and probability-weighted amount that is determined with the respective risks of default representing the weights.

Generally, the ECL is the difference between all contractual cash flows that are due to the Group in accordance with the contract and the cash flows that the Group expects to receive, discounted at the effective interest rate determined at initial recognition.

Where ECL is measured on a collective basis or for cases where evidence at the individual instrument level may not yet be available, the financial instruments are grouped on the following basis:

●	Nature of financial instruments;
●	Past-due status;
●	Nature, size and industry of debtors; and
●	External credit ratings where available.

The groups are regularly reviewed by management to ensure the constituents of each group continue to share similar credit risk characteristics.

Interest income is calculated based on the gross carrying amount of the financial asset unless the financial asset is credit impaired, in which case interest income is calculated based on amortized cost of the financial asset.

(c)	Recognition and derecognition

Regular way purchases and sales of financial assets are recognized on the trade date – the date on which the Group commits to purchase or sell the asset.

Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all risks and rewards of ownership.

On disposal of a debt instrument, the difference between the carrying amount and the sale proceeds is recognized in profit or loss. Any amount previously recognized in other comprehensive income relating to that asset is reclassified to profit or loss.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2023 and 2022

2. Significant accounting policies (continued)

Financial Liabilities

2.10 Financial Liabilities

Borrowings are presented as current liabilities unless the Group has an unconditional right to defer settlement for at least 12 months after the reporting date, in which case they are presented as non-current liabilities.

Borrowings are initially recognized at fair values (net of transaction costs) and subsequently carried at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in profit or loss over the period of the borrowings using the effective interest method.

Trade and other payables represent liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. They are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). Otherwise, they are presented as non-current liabilities.

Trade and other payables are initially recognized at fair value, and subsequently carried at amortized cost using the effective interest method.

(a)	Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of profit or loss.

(b)	Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

2.10 Financial Liabilities

Borrowings are presented as current liabilities unless the Group has an unconditional right to defer settlement for at least 12 months after the reporting date, in which case they are presented as non-current liabilities.

Borrowings are initially recognized at fair values (net of transaction costs) and subsequently carried at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in profit or loss over the period of the borrowings using the effective interest method.

Trade and other payables represent liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. They are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). Otherwise, they are presented as non-current liabilities.

Trade and other payables are initially recognized at fair value, and subsequently carried at amortized cost using the effective interest method.

(a)	Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of profit or loss.

(b)	Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

Leases

2.11 Leases

When the Group is the lessee

At the inception of the contract, the Group assesses if the contract contains a lease. A contract contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Reassessment is only required when the terms and conditions of the contract are changed.

Right-of-use assets

The Group recognizes a right-of-use asset and lease liability at the date at which the underlying asset is available for use. Right-of-use assets are measured at cost which comprises the initial measurement of lease liabilities adjusted for any lease payments made at or before the commencement date and lease incentive received. Any initial direct costs that would not have been incurred if the lease had not been obtained are added to the carrying amount of the right-of-use assets.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term.

Right-of-use assets are presented within “Property, plant and equipment”.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Periods ended June 30, 2024 and 2023

2.	Significant accounting policies (continued)

2.11	Leases (continued)

Lease liabilities

The initial measurement of a lease liability is measured at the present value of the lease payments discounted using the implicit rate in the lease, if the rate can be readily determined. If that rate cannot be readily determined, the Group shall use its incremental borrowing rate.

Lease payments include the following:

●	Fixed payments (including in-substance fixed payments), less any lease incentives receivable;
●	Variable lease payment that is based on an index or rate, initially measured using the index or rate as at the commencement date;
●	Amount expected to be payable under residual value guarantees;
●	The exercise price of a purchase option if it is reasonably certain the option will be exercised; and
●	Payment of penalties for terminating the lease, if the lease term reflects the Group exercising that option.

For a contract that contains both lease and non-lease components, the Group allocates the consideration to each lease component on the basis of the relative stand-alone price of the lease and non-lease components. The Group has elected to not separate lease and non-lease components for property leases and accounts for these as one single lease component.

Lease liability is measured at amortized cost using the effective interest method. Lease liability shall be remeasured when:

●	There is a change in future lease payments arising from changes in an index or rate;
●	There is a change in the Group’s assessment of whether it will exercise an extension option; or
●	There is modification in the scope or the consideration of the lease that was not part of the original term.

Lease liability is remeasured with a corresponding adjustment to the right-of-use assets, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero. The Group presents lease liabilities as a separate line item on the statement of financial position.

Short-term and low-value leases

The Group has elected to not recognize right-of-use assets and lease liabilities for short-term leases that have lease terms of 12 months or less and leases of low value. Payments relating to these leases are expensed to profit or loss on a straight-line basis over the lease term.

Variable lease payments

Variable lease payments that are not based on an index or a rate are not included as part of the measurement and initial recognition of the lease liability. The Group shall recognize those lease payments in profit or loss in the periods that triggered those lease payments.

Lease modifications

The Group accounts for a lease modification as a separate lease if:

●	The modification increases the scope of the lease by adding the right to use one or more underlying assets; and

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Periods ended June 30, 2024 and 2023

2.	Significant accounting policies (continued)

2.11	Leases (continued)

●	The consideration for the leases increases by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract.

For a lease modification that is not accounted for as a separate lease, the Group remeasures the lease liability based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

The Group accounts for the remeasurement of lease liabilities by making corresponding adjustments to the relevant right-of-use asset. When the modified contract contains a lease component and one or more additional lease or non-lease components, the Group allocates the consideration in the modified contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease components.

When the Group is the lessor

Classification and measurement of leases

Leases for which the Group is a lessor are classified as finance or operating leases. Whenever the terms of the lease transfer substantially all the risks and rewards incidental to ownership of an underlying asset to the lessee, the contract is classified as a finance lease. All other leases are classified as operating leases.

Amounts due from lessees under finance leases are recognized as receivables at commencement date at amounts equal to net investments in the leases, measured using the interest rate implicit in the respective leases. Initial direct costs are included in the initial measurement of the net investments in the leases. Interest income is allocated to accounting periods so as to reflect a constant periodic rate of return on the Group’s net investment outstanding in respect of the leases.

Rental income from operating leases is recognized in profit or loss on a straight-line basis over the term of the relevant lease. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset, and such costs are recognized as an expense on a straight-line basis over the lease term except for investment properties measured under the fair value model. Variable lease payments for operating leases that depend on an index or a rate are estimated and included in the total lease payments to be recognized on a straight-line basis over the lease term. Variable lease payments that do not depend on an index or a rate are recognized as income when they arise.

Refundable rental deposits

Refundable rental deposits received are accounted for under IFRS 9 and initially measured at fair value. Adjustments to fair value at initial recognition are considered as additional lease payments from lessees.

Lease modification

Changes in consideration of lease contracts that were not part of the original terms and conditions are accounted for as lease modifications, including lease incentives provided through forgiveness or reduction of rentals.

The Group accounts for a modification to an operating lease as a new lease from the effective date of the modification, considering any prepaid or accrued lease payments relating to the original lease as part of the lease payments for the new lease.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Periods ended June 30, 2024 and 2023

2.	Significant accounting policies (continued)

2.11 Leases

When the Group is the lessee

At the inception of the contract, the Group assesses if the contract contains a lease. A contract contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Reassessment is only required when the terms and conditions of the contract are changed.

Right-of-use assets

The Group recognizes a right-of-use asset and lease liability at the date at which the underlying asset is available for use. Right-of-use assets are measured at cost which comprises the initial measurement of lease liabilities adjusted for any lease payments made at or before the commencement date and lease incentive received. Any initial direct costs that would not have been incurred if the lease had not been obtained are added to the carrying amount of the right-of-use assets.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term.

Right-of-use assets are presented within “Property, plant and equipment”.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2023 and 2022

2. Significant accounting policies (continued)

2.11 Leases (continued)

Lease liabilities

The initial measurement of a lease liability is measured at the present value of the lease payments discounted using the implicit rate in the lease, if the rate can be readily determined. If that rate cannot be readily determined, the Group shall use its incremental borrowing rate.

Lease payments include the following:

●	Fixed payments (including in-substance fixed payments), less any lease incentives receivable;

●	Variable lease payment that is based on an index or rate, initially measured using the index or rate as at the commencement date;

●	Amount expected to be payable under residual value guarantees;

●	The exercise price of a purchase option if it is reasonably certain the option will be exercised; and

●	Payment of penalties for terminating the lease, if the lease term reflects the Group exercising that option.

For a contract that contains both lease and non-lease components, the Group allocates the consideration to each lease component on the basis of the relative stand-alone price of the lease and non-lease components. The Group has elected to not separate lease and non-lease components for property leases and accounts for these as one single lease component.

Lease liability is measured at amortized cost using the effective interest method. Lease liability shall be remeasured when:

●	There is a change in future lease payments arising from changes in an index or rate;

●	There is a change in the Group’s assessment of whether it will exercise an extension option; or

●	There is modification in the scope or the consideration of the lease that was not part of the original term.

Lease liability is remeasured with a corresponding adjustment to the right-of-use assets, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero. The Group presents lease liabilities as a separate line item on the statement of financial position.

Short-term and low-value leases

The Group has elected to not recognize right-of-use assets and lease liabilities for short-term leases that have lease terms of 12 months or less and leases of low value. Payments relating to these leases are expensed to profit or loss on a straight-line basis over the lease term.

Variable lease payments

Variable lease payments that are not based on an index or a rate are not included as part of the measurement and initial recognition of the lease liability. The Group shall recognize those lease payments in profit or loss in the periods that triggered those lease payments.

Lease modifications

The Group accounts for a lease modification as a separate lease if:

●	The modification increases the scope of the lease by adding the right to use one or more underlying assets; and

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2023 and 2022

2. Significant accounting policies (continued)

2.11 Leases (continued)

●	The consideration for the leases increases by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract.

For a lease modification that is not accounted for as a separate lease, the Group remeasures the lease liability based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

The Group accounts for the remeasurement of lease liabilities by making corresponding adjustments to the relevant right-of-use asset. When the modified contract contains a lease component and one or more additional lease or non-lease components, the Group allocates the consideration in the modified contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease components.

When the Group is the lessor

Classification and measurement of leases

Leases for which the Group is a lessor are classified as finance or operating leases. Whenever the terms of the lease transfer substantially all the risks and rewards incidental to ownership of an underlying asset to the lessee, the contract is classified as a finance lease. All other leases are classified as operating leases.

Amounts due from lessees under finance leases are recognized as receivables at commencement date at amounts equal to net investments in the leases, measured using the interest rate implicit in the respective leases. Initial direct costs are included in the initial measurement of the net investments in the leases. Interest income is allocated to accounting periods so as to reflect a constant periodic rate of return on the Group’s net investment outstanding in respect of the leases.

Rental income from operating leases is recognized in profit or loss on a straight-line basis over the term of the relevant lease. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset, and such costs are recognized as an expense on a straight-line basis over the lease term except for investment properties measured under the fair value model. Variable lease payments for operating leases that depend on an index or a rate are estimated and included in the total lease payments to be recognized on a straight-line basis over the lease term. Variable lease payments that do not depend on an index or a rate are recognized as income when they arise.

Refundable rental deposits

Refundable rental deposits received are accounted for under IFRS 9 and initially measured at fair value. Adjustments to fair value at initial recognition are considered as additional lease payments from lessees.

Lease modification

Changes in consideration of lease contracts that were not part of the original terms and conditions are accounted for as lease modifications, including lease incentives provided through forgiveness or reduction of rentals.

The Group accounts for a modification to an operating lease as a new lease from the effective date of the modification, considering any prepaid or accrued lease payments relating to the original lease as part of the lease payments for the new lease.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2023 and 2022

2. Significant accounting policies (continued)

Inventories

2.12 Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is calculated using the specific identification method and includes all costs of purchase and other costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs necessary to make the sale.

When necessary, allowance is provided for damaged, obsolete and slow moving items to adjust the carrying values of inventories to the lower of cost and net realizable value.

2.12 Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is calculated using the specific identification method and includes all costs of purchase and other costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs necessary to make the sale.

When necessary, allowance is provided for damaged, obsolete and slow moving items to adjust the carrying values of inventories to the lower of cost and net realizable value.

Income taxes

2.13 Income taxes

Income tax represents the sum of current and deferred tax. Income tax relating to items recognized outside profit or loss is recognized outside profit or loss, either in other comprehensive income or directly in equity.

Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period, taking into consideration interpretations and practices prevailing in the countries in which the Group operates.

Deferred tax is provided, using the liability method, on all temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences, except:-

●	When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit or loss nor taxable profit or loss; and

●	In respect of taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carryforward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences, the carryforward of unused tax credits and unused tax losses can be utilized, except:

●	When the deferred tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit or loss nor taxable profit or loss; and

●	In respect of deductible temporary differences associated with investments in subsidiaries, associates and joint ventures, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Periods ended June 30, 2024 and 2023

2.	Significant accounting policies (continued)

2.13	Income Taxes (continued)

Deferred tax is calculated, without discounting, at the tax rates that are expected to apply in the period when the asset is realized or the liability is settled, based on the tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets and liabilities are offset when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Current and deferred taxes are recognized as income or expenses in profit or loss, except to the extent that the tax arises from a transaction which is recognized directly in equity.

The Group accounts for investment tax credits similar to accounting for other tax credits where a deferred tax asset is recognized for unused tax credits to the extent that it is probable that future taxable profit will be available against which the unused tax credits can be utilized.

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and the amount of the obligation can be estimated reliably.

Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate. If it is no longer probable that an outflow of economic resources will be required to settle the obligation, the provision is reversed. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

2.13 Income taxes

Income tax represents the sum of current and deferred tax. Income tax relating to items recognized outside profit or loss is recognized outside profit or loss, either in other comprehensive income or directly in equity.

Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period, taking into consideration interpretations and practices prevailing in the countries in which the Group operates.

Deferred tax is provided, using the liability method, on all temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences, except:-

●	When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit or loss nor taxable profit or loss; and

●	In respect of taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carryforward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences, the carryforward of unused tax credits and unused tax losses can be utilized, except:

●	When the deferred tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit or loss nor taxable profit or loss; and

●	In respect of deductible temporary differences associated with investments in subsidiaries, associates and joint ventures, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2023 and 2022

2. Significant accounting policies (continued)

2.13 Income Taxes (continued)

Deferred tax is calculated, without discounting, at the tax rates that are expected to apply in the period when the asset is realized or the liability is settled, based on the tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets and liabilities are offset when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Current and deferred taxes are recognized as income or expenses in profit or loss, except to the extent that the tax arises from a transaction which is recognized directly in equity.

The Group accounts for investment tax credits similar to accounting for other tax credits where a deferred tax asset is recognized for unused tax credits to the extent that it is probable that future taxable profit will be available against which the unused tax credits can be utilized.

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and the amount of the obligation can be estimated reliably.

Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate. If it is no longer probable that an outflow of economic resources will be required to settle the obligation, the provision is reversed. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Employee benefits

2.14 Employee benefits

Employee benefits are recognized as an expense, unless the cost qualifies to be capitalized as an asset.

(a)	Defined contribution plans

Defined contribution plans are post-employment benefit plans under which the Group pays fixed contributions into separate entities such as the Central Provident Fund on a mandatory, contractual or voluntary basis. The Group has no further payment obligations once the contributions have been paid.

(b)	Short-term employees benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Periods ended June 30, 2024 and 2023

2.	Significant accounting policies (continued)

2.14 Employee benefits

Employee benefits are recognized as an expense, unless the cost qualifies to be capitalized as an asset.

(a)	Defined contribution plans

Defined contribution plans are post-employment benefit plans under which the Group pays fixed contributions into separate entities such as the Central Provident Fund on a mandatory, contractual or voluntary basis. The Group has no further payment obligations once the contributions have been paid.

(b)	Short-term employees benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2023 and 2022

2. Significant accounting policies (continued)

Currency translation

2.15 Currency translation

The financial statements are presented in United States Dollar (“US$”), which is the functional currency of the Group.

Transactions in a currency other than the United States Dollar (“foreign currency”) are translated into the United States Dollar using the exchange rates at the dates of the transactions. Currency exchange differences resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the closing rates at the reporting date are recognized in profit or loss. Non-monetary items measured at fair values in foreign currencies are translated using the exchange rates at the date when the fair values are determined.

All foreign exchange gains and losses impacting profit or loss are presented in statement of comprehensive income within “Other operating expenses”.

2.15 Currency translation

The financial statements are presented in United States Dollar (“US$”). Our business and operations are primarily conducted in Singapore through our subsidiary, ESA, that is domiciled there. The functional currency of ESA is US$ and transactions in a currency other than the United States Dollar (“foreign currency”) are translated into the United States Dollar using the exchange rates at the dates of the transactions. Currency exchange differences resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the closing rates at the reporting date are recognized in profit or loss. Non-monetary items measured at fair values in foreign currencies are translated using the exchange rates at the date when the fair values are determined.

All foreign exchange gains and losses impacting profit or loss are presented in statement of comprehensive income within “Other operating expenses”.

Cash and cash equivalents

2.16 Cash and cash equivalents

For the purpose of presentation in the statement of cash flows, cash and cash equivalents include cash on hand and deposits with financial institutions which are subject to any insignificant risk of changes in value, and have a short maturity of generally within three months when acquired.

2.16 Cash and cash equivalents

For the purpose of presentation in the statement of cash flows, cash and cash equivalents include cash on hand and deposits with financial institutions which are subject to any insignificant risk of changes in value, and have a short maturity of generally within three months when acquired.

Share capital	2.17 Share capital Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new ordinary shares are deducted against the share capital account.	2.17 Share capital Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new ordinary shares are deducted against the share capital account.
Related parties

2.18 Related parties

(a)	A person, or a close member of that person’s family, is related to the Company if that person :

(i)	Has control or joint control over the Company;

(ii)	Has significant influence over the Company; or

(iii)	Is a member of key management personnel of the Company or the Company’s parent;

or

(b)	An entity is related to the Company if any of the following conditions applies:-

(i)	The entity and the Company are members of the same group;

(ii)	One entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member);

(iii)	The entity and the Company are joint ventures of the same third party;

(iv)	One entity is a joint venture of a third entity and the other entity is an associate of the third entity;

(v)	The entity is a post-employment benefit plan for the benefit of employees of either the Company or an entity related to the Company;

(vi)	The entity is controlled or jointly controlled by a person identified in (a);

(vii)	A person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); and

(viii)	The entity, or any member of a group of which it is a part, provides key management personnel services to the Company or to the Company’s parent.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Periods ended June 30, 2024 and 2023

2.	Significant accounting policies (continued)

2.18	Related parties (continued)

Close members of the family of a person are those family members who may be expected to influence, or be influenced by, that person in their dealings with the entity and include:

(a)	That person’s children and spouse or domestic partner;

(b)	Children of that person’s spouse or domestic partner; and

(c)	Dependents of that person or that person’s spouse or domestic partner.

2.18 Related parties

(a)	A person, or a close member of that person’s family, is related to the Company if that person :

(i)	Has control or joint control over the Company;

(ii)	Has significant influence over the Company; or

(iii)	Is a member of key management personnel of the Company or the Company’s parent;

or

(b)	An entity is related to the Company if any of the following conditions applies:-

(i)	The entity and the Company are members of the same group;

(ii)	One entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member);

(iii)	The entity and the Company are joint ventures of the same third party;

(iv)	One entity is a joint venture of a third entity and the other entity is an associate of the third entity;

(v)	The entity is a post-employment benefit plan for the benefit of employees of either the Company or an entity related to the Company;

(vi)	The entity is controlled or jointly controlled by a person identified in (a);

(vii)	A person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); and

(viii)	The entity, or any member of a group of which it is a part, provides key management personnel services to the Company or to the Company’s parent.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2023 and 2022

2. Significant accounting policies (continued)

2.18 Related parties (continued)

Close members of the family of a person are those family members who may be expected to influence, or be influenced by, that person in their dealings with the entity and include:

(a)	That person’s children and spouse or domestic partner;

(b)	Children of that person’s spouse or domestic partner; and

(c)	Dependents of that person or that person’s spouse or domestic partner.

Fair value measurement

2.19 Fair value measurement

The Group measures its properties at the end of each reporting period. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:-

Level 1 – based on quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2 – based on valuation techniques for which the lowest level input that is significant to the fair value measurement is observable, either directly or indirectly

Level 3 – based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the consolidated financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Periods ended June 30, 2024 and 2023

2.	Significant accounting policies (continued)

2.19 Fair value measurement

The Group measures its properties at the end of each reporting period. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:-

Level 1 – based on quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2 – based on valuation techniques for which the lowest level input that is significant to the fair value measurement is observable, either directly or indirectly

Level 3 – based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the consolidated financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2023 and 2022

2. Significant accounting policies (continued)

Application of amendments to IFRS

2.20 Application of amendments to IFRS

In the preparation of the financial statements for the period ended June 30, 2024, the Group has applied the following amendments to IFRSs, for the first time, which are mandatorily effective for the annual periods beginning on or after January 1, 2024:

Amendments to IFRS 16	Leases on sale and leaseback
Amendments to IFRS 7	Supplier finance
Amendments to IAS 1	Classification of liabilities as current or non-current
Non-current liabilities with covenants

The application of the amendments to IFRSs in the current year has had no material impact on the Group’s financial positions and performance for the current and prior years and/or on the disclosures set out in these financial statements.

2.20 Application of amendments to IFRS

In the preparation of the financial statements for the year ended December 31, 2023, the Group has applied the following amendments to IFRSs, for the first time, which are mandatorily effective for the annual periods beginning on or after January 1, 2023:

Amendments to IFRS 17	Insurance Contracts
Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies
Amendments to IAS 8	Definition of Accounting Estimates
Amendments to IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction

The application of the amendments to IFRSs in the current year has had no material impact on the Group’s financial positions and performance for the current and prior years and/or on the disclosures set out in these financial statements.